Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Amman Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit for the year	$ 46	$ 58
Effect on equity	$ 46	$ 58
Saudi Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit for the year
Effect on equity	$ 590	$ 617
Qatar Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit for the year	$ 25	$ 24
Effect on equity	$ 25	$ 24
Abu Dhabi Security Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit for the year	$ 52	$ 61
Effect on equity	$ 52	$ 61
New York Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit for the year	$ 149	$ 124
Effect on equity	$ 170	$ 161
Kuwait Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit for the year
Effect on equity	$ 5	$ 3
London Stock Exchange [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit for the year	$ 312	$ 343
Effect on equity	$ 294	$ 343
Other quoted [Member]
Risk Management (Details) - Schedule of demonstrates the sensitivity of the profit for the period and the cumulative changes in fair value to reasonably possible changes in equity prices [Line Items]
Change in equity price	+5%	+5%
Effect on profit for the year	$ 554	$ 480
Effect on equity	$ 635	$ 554